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                    Skadden, Arps, Slate, Meagher & Flom LLP
                              333 West Wacker Dr.
                            Chicago, Illinois 60606
                           Telephone: (312) 407-0700

                                  May 25, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

Re: Van Kampen Dynamic Credit Opportunities Fund -- Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A -- Rule 485(b) Filing (File Nos.
     333-141816 and 811-22043)


Ladies and Gentlemen:

     Van Kampen Dynamic Credit Opportunities Fund (the "Registrant") hereby files via EDGAR one electronically signed copy of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (the "Registration Statement") complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission promulgated thereunder.

     Should the staff have any questions regarding the foregoing, please do not hesitate to call the undersigned at (312) 407-0863 or Lou Anne McInnis (212) 762-5262.

                                       Very truly yours,

                                       /s/ Charles B. Taylor
                                       ---------------------
                                       Charles B. Taylor